Investment in associate - Narrative (Details) - t t in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Annual methanol production facility owned (in tonnes)	1.8
Term of expired natural gas agreement	20 years
Interest %	100.00%
Firewater
Disclosure of associates [line items]
Annual methanol production facility owned (in tonnes)	1.7
Interest %	100.00%
Atlas Methanol Company Unlimited
Disclosure of associates [line items]
Percentage of ownership interest in associates	63.10%	63.10%
Firewater
Disclosure of associates [line items]
Percentage of ownership interest in associates	50.00%	0.00%